Income Taxes	12 Months Ended
Dec. 31, 2020
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Income Taxes
10
– Income Taxes
The income tax expense differs from the amount that would result from applying the federal and provincial income tax rate to the net income before income tax
e
s.

These differences result from the following items:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Income before income taxes	$24,276	$23,008
Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$6,555	$6,212

Increase (decrease) due to:
Non-deductible expenses and permanent differences	$1,525	$1,409
Non-taxable portion of capital gain or loss	(433)	(1,209)
Withholding taxes	1,940	1,434
Change in valuation allowance and o ther	872	(1,235)

Income tax expense	$10,459	$6,611

The deferred tax assets and liabilities are shown below:

In $000s	As at December 31, 2020	As at December 31, 2019
Deferred Income Tax Assets
Non-capital losses	$—	$27,606
Share issue costs and other	—	1,215
Stream , royalty and other inter ests	—	(24,518)

Total deferred income tax assets	$—	$4,303

Deferred Income Tax Liabilities
Non-capital losse s	$24,922	$—
Investments and other	(735)	—
Stream , royalty and other interests	(29,664)	(196)

Total deferred income tax liabilities	$(5,477)	$(196)

Total deferred income tax liabilities , net	$(5,477)	$4,107

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Non-capital
losses have been recognized as a deferred income tax asset to the extent there will be future taxable income against which the Company can utilize the benefit prior to their expiration. The Company recognized deferred tax assets in respect of tax losses as at December 31, 2020 of $92.3 million (2019 — $102.2 million) as it is probable that there will be future taxable profits to recover the deferred tax assets.

The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Balance, beginning of the year	$4,107	$8,528
Recognized in net income (loss) for the year	(7,595)	(4,371)
Recognized in equity	357	—
Recognized in other comprehensive income (loss) for the year	(2,346)	(50)

Balance, end of year	$(5,477)	$4,107

The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration
Non-capital loss carry-forwards	Canada	$92,303	2030 - 2036
The aggregate amount of deductible temporary differences associated with capital losses and other items, for which deferred income tax assets have not been recognized as at December 31, 2020 are $13.0 million (2019 — $14.3 million). No deferred tax asset is recognized in respect of these items because it is not probable that future taxable capital gains or taxable income will be available against which the Company can utilize the benefit.